REGULATORY ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Assets and Liabilities Disclosure [Abstract]
Schedule of Regulatory Assets
The following table summarizes the regulatory asset balances at December 31, 2017 and 2016:

(In millions)	2017	2016
Regulatory Assets:
Current:
Revenue accruals (including accrued interest of less than $1 as of December 31, 2017 and 2016) (a)	$18	$24
ITCTransmission regional cost allocation recovery (including accrued interest of less than $1 as of December 31, 2016) (b)	—	29
Total current	18	53
Non-current:
Revenue accruals (including accrued interest of less than $1 as of December 31, 2017 and 2016) (a)	11	16
ITCTransmission ADIT deferral (net of accumulated amortization of $45 and $42 as of December 31, 2017 and 2016, respectively)	16	19
METC ADIT deferral (net of accumulated amortization of $26 and $24 as of December 31, 2017 and 2016, respectively)	17	19
METC regulatory deferrals (net of accumulated amortization of $9 and $8 as of December 31, 2017 and 2016, respectively)	7	8
Income taxes recoverable related to AFUDC equity (c)	80	124
ITC Great Plains start-up, development and pre-construction (net of accumulated amortization of $3 and $2 as of December 31, 2017 and 2016, respectively)	10	11
Pensions and postretirement	30	25
Income taxes recoverable related to implementation of the Michigan Corporate Income Tax and other state excess deficient taxes (c)	7	9
Accrued asset removal costs	19	16
Total non-current	197	247

Total	$215	$300

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(a)
Refer to discussion of revenue accruals in Note 5 under “Cost-Based Formula Rates with True-Up Mechanism.” Our Regulated Operating Subsidiaries do not earn a return on the balance of these regulatory assets, but do accrue interest carrying costs, which are subject to rate recovery along with the principal amount of the revenue accrual.

(b)	Refer to discussion of ITCTransmission regional cost allocation recovery in Note 5 under “ITCTransmission Regional Cost Allocation Refund.”

(c)
In 2017, income taxes recoverable related to AFUDC equity and income taxes recoverable related to implementation of the Michigan Corporate Income Tax and other state excess deficient taxes decreased by $63 million and $2 million, respectively, as a result of the implementation of the TCJA. Refer to discussion of the TCJA in Note 10.

Schedule of Regulatory Liabilities
The following table summarizes the regulatory liability balances at December 31, 2017 and 2016:

(In millions)	2017	2016
Regulatory Liabilities:
Current:
Revenue deferrals (including accrued interest of $2 and less than $1 as of December 31, 2017 and 2016, respectively) (a)	$38	$9
Refund related to the formula rate template modifications (including accrued interest of $1 as of December 31, 2016) (b)	—	2
Estimated refund related to return on equity complaints (including accrued interest of $11 and $9 as of December 31, 2017 and 2016, respectively.) (c)	145	118
Total current	183	129
Non-current:
Revenue deferrals (including accrued interest of $1 and $1 as of December 31, 2017 and 2016, respectively) (a)	26	32
Accrued asset removal costs	72	68
Estimated refund related to return on equity complaint (including accrued interest of $6 as of December 31, 2016) (c)	—	140
Excess state income tax deductions (d)	7	9
Income taxes refundable related to implementation of the TCJA (d)	514	—
Total non-current	619	249

Total	$802	$378
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(a)
Refer to discussion of revenue deferrals in Note 5 under “Cost-Based Formula Rates with True-Up Mechanism.” Our Regulated Operating Subsidiaries accrue interest on the true-up amounts which will be refunded through rates along with the principal amount of revenue deferrals in future periods.

(b)	Refer to discussion of the refund in Note 5 under “MISO Formula Rate Template Modifications Filing.”

(c)	Refer to discussion of the refund and estimated refund in Note 17 under “Rate of Return on Equity Complaints.”

(d)
In 2017, net non-current regulatory liabilities of $512 million were recorded related to the implementation of the TCJA. A regulatory liability of $514 million was recorded for income taxes refundable related to the implementation, while the regulatory liability for excess state income tax deductions was reduced by $2 million. Refer to discussion of the TCJA in Note 10.